JPMORGAN TRUST I

J.P. Morgan Income Funds
JPMorgan Floating Rate Income Fund
Prospectus dated May 27, 2011

JPMorgan Inflation Managed Bond Fund
JPMorgan Emerging Markets Debt Fund
JPMorgan Real Return Fund
JPMorgan Strategic Income Opportunities Fund
JPMorgan Total Return Fund
JPMorgan Multi-Sector Income Fund
JPMorgan Credit Opportunities Fund
Prospectuses dated July 1, 2011

J.P. Morgan Municipal Bond Funds
JPMorgan California Tax Free Bond Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund
Prospectus dated July 1, 2011

J.P. Morgan Tax Aware Funds
JPMorgan Tax Aware High Income Fund
Prospectus dated July 1, 2011

JPMorgan Tax Aware Income Opportunities Fund
Prospectus dated February 24, 2011, as supplemented

JPMorgan Tax Aware Equity Fund
JPMorgan Tax Aware Real Return Fund
Prospectus dated February 28, 2011, as supplemented

J.P. Morgan International Funds
JPMorgan International Currency Income Fund
Prospectus dated February 28, 2011, as supplemented

J.P. Morgan International Equity Funds
JPMorgan Asia Equity Fund
JPMorgan China Region Fund
JPMorgan Emerging Economies Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan Global Focus Fund
JPMorgan Global Equity Income Fund
JPMorgan India Fund
JPMorgan International Equity Fund
JPMorgan International Opportunities Fund
JPMorgan International Opportunities Plus Fund
JPMorgan International Small Cap Equity Fund
JPMorgan International Value Fund

JPMorgan Intrepid European Fund
JPMorgan Intrepid International Fund
JPMorgan Latin America Fund
JPMorgan Russia Fund
Prospectuses dated February 28, 2011, as supplemented

J.P. Morgan Funds
JPMorgan Diversified Real Return Fund
JPMorgan Income Builder Fund
JPMorgan Strategic Preservation Fund
Prospectuses dated February 28, 2011, as supplemented

JPMorgan Alternative Strategies Fund
Prospectus dated June 2, 2010, as supplemented

J.P. Morgan Specialty Funds
JPMorgan Global Natural Resources Fund
Prospectus dated November 18, 2010, as supplemented

Highbridge Dynamic Commodities Strategy Fund
Highbridge Statistical Market Neutral Fund
JPMorgan International Realty Fund
JPMorgan Research Market Neutral Fund
Prospectuses dated February 28, 2011, as supplemented

JPMorgan SmartRetirement Funds
JPMorgan SmartRetirement Income Fund
JPMorgan SmartRetirement 2010 Fund
JPMorgan SmartRetirement 2015 Fund
JPMorgan SmartRetirement 2020 Fund
JPMorgan SmartRetirement 2025 Fund
JPMorgan SmartRetirement 2030 Fund
JPMorgan SmartRetirement 2035 Fund
JPMorgan SmartRetirement 2040 Fund
JPMorgan SmartRetirement 2045 Fund
JPMorgan SmartRetirement 2050 Fund
Prospectus dated November 1, 2010, as supplemented

JPMorgan Access Funds
JPMorgan Access Balanced Fund
JPMorgan Access Growth Fund
Prospectus dated November 1, 2010, as supplemented

J.P. Morgan U.S. Equity Funds
JPMorgan Research Equity Long/Short Fund
Prospectus dated May 26, 2010, as supplemented

JPMorgan Disciplined Equity Fund
JPMorgan Diversified Fund
JPMorgan Dynamic Growth Fund
JPMorgan Dynamic Small Cap Growth Fund
JPMorgan Growth and Income Fund
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Multi Cap Fund
JPMorgan Intrepid Value Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Small Cap Equity Fund
JPMorgan U.S. Dynamic Plus Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Large Cap Value Plus Fund
JPMorgan U.S. Research Equity Plus Fund
JPMorgan U.S. Small Company Fund
JPMorgan Value Advantage Fund
JPMorgan Value Discovery Fund
Prospectuses dated November 1, 2010, as supplemented

JPMorgan Mid Cap Core Fund
Prospectus dated November 29, 2010, as supplemented

JPMorgan Growth Long/Short Fund
Prospectus dated November 18, 2010, as supplemented

JPMorgan Multi-Cap Long/Short Fund
Prospectus dated November 18, 2010, as supplemented

JPMorgan Equity Focus Fund
Prospectus dated May 27, 2011, as supplemented

JPMORGAN TRUST II

J.P. Morgan Income Funds
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund
JPMorgan Treasury & Agency Fund
JPMorgan Limited Duration Bond Fund
Prospectus dated July 1, 2011

J.P. Morgan Municipal Bond Funds
JPMorgan Arizona Municipal Bond Fund
JPMorgan Michigan Municipal Bond Fund
JPMorgan Municipal Income Fund
JPMorgan Ohio Municipal Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund
Prospectus dated July 1, 2011

J.P. Morgan Specialty Funds
JPMorgan U.S. Real Estate Fund
Prospectus dated May 1, 2011, as supplemented

J.P. Morgan U.S. Equity Funds
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Market Expansion Index Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
Prospectuses dated November 1, 2010, as supplemented

J.P. Morgan Investor Funds
JPMorgan Investor Growth Fund
JPMorgan Investor Growth & Income Fund
JPMorgan Investor Balanced Fund
JPMorgan Investor Conservative Growth Fund
Prospectus dated November 1, 2010, as supplemented

J.P. Morgan International Equity Funds
JPMorgan International Equity Index Fund
Prospectus dated February 28, 2011, as supplemented

J.P. MORGAN MUTUAL FUND GROUP

JPMorgan Short Term Bond Fund II
Prospectus dated July 1, 2011

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Growth Advantage Fund
Prospectus dated November 1, 2010, as supplemented

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan Mid Cap Value Fund
Prospectus dated November 1, 2010, as supplemented

J.P. MORGAN
VALUE OPPORTUNITIES FUND

JPMorgan Value Opportunities Fund
Prospectus dated November 1, 2010, as supplemented

UNDISCOVERED MANAGERS FUNDS Undiscovered Managers Behavioral Growth Fund Undiscovered Managers Behavioral Value Fund JPMorgan Realty Income Fund Prospectus dated December 31, 2010, as supplemented

(Class A Shares)

Supplement dated August 26, 2011
to the Prospectuses as dated above, as supplemented

Effective August 26, 2011, item 12 in the section entitled “Sales Charges – Waiver of the Class A Sales Charge” in “How to Do Business with the Funds” is hereby deleted in its entirety and replaced with the following:

12.
Purchased in certain Individual Retirement Accounts (IRAs), including, but not limited to, traditional IRAs, rollover IRAs, Roth IRAs or Educational IRAs.  To qualify for the waiver, you must have an IRA that was rolled over from a qualified retirement plan for which J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide recordkeeping for the plan (a “RPS Rollover IRA”).   J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and you must not utilize the services of another Financial Intermediary with respect to the IRA.   In addition, the IRA assets must be invested in the Funds’ IRA option with State Street Bank & Trust Company serving as custodian.  In order to obtain the waiver, you must, before purchasing Class A Shares in your RPS Rollover IRA, inform J.P. Morgan Funds that the account qualifies for the waiver.  Once you have established the RPS Rollover IRA, you can establish additional IRAs with J.P. Morgan Funds and convert existing J.P. Morgan Funds IRA accounts so that they also qualify for the waiver.  These additional IRA accounts must meet the broker of record and custodial requirements described above before they qualify for the waiver.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE